STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - .9%
General Motors Co.	782,663		25,366,108
Banks - 4.3%
JPMorgan Chase & Co.	861,777		116,951,757
Capital Goods - 6.0%
Caterpillar, Inc.	76,119		15,661,484
Eaton Corp. PLC	259,500		45,646,050
Howmet Aerospace, Inc.	385,413		16,476,406
Northrop Grumman Corp.	79,265		34,519,115
The Boeing Company	262,279	[a]	53,950,790
			166,253,845
Commercial & Professional Services - .8%
CACI International, Inc., Cl. A	70,250	[a]	21,020,205
Consumer Services - 2.7%
International Game Technology PLC	1,001,539		24,567,752
Las Vegas Sands Corp.	913,683	[a]	50,371,344
			74,939,096
Energy - 12.4%
EQT Corp.	1,066,907	[b]	37,096,356
Exxon Mobil Corp.	1,000,127		102,192,977
Hess Corp.	503,522		63,781,132
Marathon Petroleum Corp.	388,094		40,714,942
Occidental Petroleum Corp.	504,251		29,075,113
Schlumberger NV	694,063		29,726,718
Shell PLC, ADR	702,874		39,360,944
			341,948,182
Financial Services - 16.9%
Ameriprise Financial, Inc.	124,927		37,286,962
Ares Management Corp., Cl. A	174,725		15,216,800
Berkshire Hathaway, Inc., Cl. B	374,460	[a]	120,231,617
CME Group, Inc.	368,667		65,899,226
LPL Financial Holdings, Inc.	68,717		13,384,697
Morgan Stanley	647,309		52,923,984
The Charles Schwab Corp.	622,475		32,798,208
The Goldman Sachs Group, Inc.	218,452		70,756,603
Voya Financial, Inc.	809,226		54,865,523
			463,363,620
Food, Beverage & Tobacco - 1.7%
Bunge Ltd.	155,086		14,367,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 1.7% (continued)
Philip Morris International, Inc.	371,032		33,396,590
			47,763,757
Health Care Equipment & Services - 12.3%
Alcon, Inc.	354,053		27,400,162
Becton, Dickinson and Co.	264,337		63,906,113
Boston Scientific Corp.	1,007,751	[a]	51,879,022
Centene Corp.	404,129	[a]	25,221,691
GE HealthCare Technologies, Inc.	236,241		18,783,522
McKesson Corp.	87,023		34,012,069
Medtronic PLC	948,322		78,483,129
The Cooper Companies, Inc.	99,676		37,032,624
			336,718,332
Household & Personal Products - .5%
Kenvue, Inc.	531,568	[a]	13,337,041
Insurance - 8.1%
Aon PLC, Cl. A	112,907		34,808,099
Assurant, Inc.	268,593		32,228,474
Chubb Ltd.	71,052		13,201,462
Everest Re Group Ltd.	79,386		26,992,828
RenaissanceRe Holdings Ltd.	220,652		41,564,217
The Allstate Corp.	435,856		47,268,583
The Progressive Corp.	215,528		27,568,187
			223,631,850
Materials - 3.0%
Alcoa Corp.	776,613		24,634,164
Freeport-McMoRan, Inc.	1,712,663		58,812,847
			83,447,011
Media & Entertainment - 5.4%
Alphabet, Inc., Cl. A	274,118	[a]	33,680,879
Meta Platforms, Inc., Cl. A	210,064	[a]	55,608,142
Omnicom Group, Inc.	335,070		29,549,823
The Interpublic Group of Companies, Inc.	829,960		30,866,212
			149,705,056
Pharmaceuticals, Biotechnology & Life Sciences - 12.4%
AbbVie, Inc.	347,131		47,890,193
Alnylam Pharmaceuticals, Inc.	70,048	[a]	12,959,580
Biogen, Inc.	93,061	[a]	27,584,211
BioMarin Pharmaceutical, Inc.	282,892	[a]	24,594,631
Danaher Corp.	251,650		57,783,873
Eli Lilly & Co.	44,020		18,904,829
Gilead Sciences, Inc.	684,360		52,654,658
Merck & Co., Inc.	225,230		24,867,644
Regeneron Pharmaceuticals, Inc.	30,173	[a]	22,194,052

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 12.4% (continued)
Sanofi, ADR		1,008,659		51,461,782
				340,895,453
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.		342,230		45,619,259
Micron Technology, Inc.		815,055		55,586,751
				101,206,010
Software & Services - 1.5%
Check Point Software Technologies Ltd.		172,830	[a]	21,570,912
Dolby Laboratories, Inc., Cl. A		245,559		20,265,984
				41,836,896
Technology Hardware & Equipment - 2.5%
Cisco Systems, Inc.		1,367,105		67,904,105
Transportation - 1.2%
FedEx Corp.		152,116		33,158,246
Utilities - 3.1%
Constellation Energy Corp.		757,452		63,641,117
Exelon Corp.		169,360		6,715,124
The AES Corp.		690,451		13,629,502
				83,985,743
Total Common Stocks (cost $2,584,288,720)				2,733,432,313
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,219,290)	5.19	2,219,290	[c]	2,219,290
Total Investments (cost $2,586,508,010)		99.5%		2,735,651,603
Cash and Receivables (Net)		.5%		12,368,309
Net Assets		100.0%		2,748,019,912

ADR—American Depositary Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $150,415 and the value of the collateral was $156,983, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Dynamic Value Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,733,432,313	-	-	2,733,432,313
Investment Companies	2,219,290	-	-	2,219,290

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized appreciation on investments was $149,143,593, consisting of $233,551,431 gross unrealized appreciation and $84,407,838 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.